Subsequent Event	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Subsequent Event
15.	Subsequent Event

On January 22, 2013, the Company announced a voluntary product recall of certified organic and made with organic pizza products due to the possible presence of fragments of flexible metal mesh from a faulty screen at a third-party flour mill. The Company initiated the recall of all lots of pizza product manufactured with this supplier’s flour from its first purchase from the supplier in May 2012. The Company recorded certain items associated with the recall in its financial results for the three and nine months ended December 31, 2012.

The Company recorded the estimated customer and consumer returns as a reduction of net sales, related costs associated with product returns, destruction charges, inventory write-off and costs incurred by contract manufacturers as cost of sales, and will record administrative costs associated with the recall such as legal expenses as selling, general and administrative expenses. As a result of the voluntary product recall, the Company recorded an estimated accrual for product returns and recall-related costs of approximately $2.3 million for the three and nine months ended December 31, 2012 as follows (in thousands except per share amount):

Amount

Reduction of net sales	$1,570
Incremental cost of sales	690

Total reduction to income before income taxes	$2,260

Impact on net income	$1,346

Impact on net income per diluted share	$0.08

The accrual for product returns is based on preliminary estimates of cases of pizza products at retail stores included in channels through which the Company distributes its products and is based on the estimates derived from third-party data and other assumptions. A high degree of judgment is required in estimating consumer returns, shelf and in-stock inventory at retailers across distribution channels, fees and incentives to be earned by customers for their effort to return the products, future freight rates and consumers claims. Actual results could differ from those estimates.

The Company is anticipating additional accruals of approximately $1 million for product returns and related costs for sales subsequent to December 31, 2012, and expects to incur the majority of these costs associated with the voluntary product recall within the next three to six months.

The Company carries product recall insurance and expects to recover a substantial portion of the recall-related costs from its insurance. The Company may seek to recover additional costs from the third-party flour mill. It is not possible to predict the outcome of the success of any such recovery from insurance or claims against the supplier, given the early stage of the voluntary product recall. Consequently, no amounts have been recorded as receivable as of December 31, 2012 for any potential recoveries of any amounts from third parties and there can be no assurance there will be any recoveries.

16.	Subsequent Events

Initial Public Offering

On April 2, 2012, the Company closed its IPO, in which it sold 950,000 shares and the selling stockholders sold 4,800,000 shares of common stock at a price to the public of $19.00 per share. The aggregate offering price for shares sold in the offering was $109.3 million. The shares sold by the selling stockholders include 750,000 additional shares purchased by the underwriters from certain selling stockholders pursuant to an option the underwriters held to cover overallotments of shares. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The Company raised approximately $11.4 million in net proceeds after deducting underwriting discounts and commissions of $1.3 million and other offering expenses of $5.3 million.

Immediately prior to the closing of the IPO, the outstanding shares of convertible preferred stock were automatically converted into 15,221,571 shares of common stock, the Company’s outstanding convertible preferred stock warrant was automatically converted into a common warrant to purchase a total of 80,560 shares of common stock and the related convertible preferred stock warrant liability was reclassified to additional paid-in capital. The consolidated financial statements, including share and per share amounts, do not include the effects of the IPO because the IPO was completed after March 31, 2012.

Upon consummation of the IPO, our Amended and Restated Certificate of Incorporation and Amended and Restated Bylaws took effect.

Costs directly associated with the IPO were capitalized and recorded as deferred offering costs prior to the closing of the IPO. We filed our initial Form S-1 with the SEC on December 1, 2011 and closed our IPO on April 2, 2012. These costs have been recorded as a reduction of the proceeds received in determining the amount to be recorded in additional paid-in capital. Deferred offering costs were approximately $5.3 million as of March 31, 2012.

The table below shows, on a pro forma basis, the impact of our IPO on certain condensed consolidated balance sheet items. The pro forma condensed consolidated balance sheet data below gives effect to (i) the sale of 5,750,000 shares of common stock from the IPO at an offering price of $19.00 per share after deducting the underwriting discounts and commissions and offering expenses incurred by the Company, (ii) conversion of all of our outstanding shares of convertible preferred stock into 15,221,571 shares of common stock, (iii) conversion of our warrant for Series A 2005 Convertible Preferred Stock into a warrant to purchase a total of 80,560 shares of common stock and the related reclassification of the convertible preferred stock warrant liability to stockholders’ equity upon the completion of this offering, and (iv) payment of $1.3 million to Solera for a one-time advisory agreement termination fee, payment of $5.3 million for deferred initial public offering costs and pay down of a portion of our credit facility from the remaining net proceeds, (in thousands):

	March 31, 2012	Pro Forma March 31, 2012
		(unaudited)
Condensed Consolidated Balance Sheet Data:
Cash	$562	$562
Total current assets	26,045	26,045
Total assets	$72,429	$67,086

Total current liabilities	$9,618	$8,318
Total non-current liabilities	15,874	3,573
Convertible preferred stock	81,373	—
Stockholder’s equity (deficit)
Common stock	1	17
Additional paid-in capital	4,392	94,007
Accumulated deficit	(38,829)	(38,829)

Total stockholders’ equity (deficit)	(34,436)	55,195

Total liabilities, convertible preferred stock and stockholders’ equity (deficit)	$72,429	$67,086

Exercise of Warrant

In March 2008, in connection with a term loan from Hercules Technology II, L.P. (“Hercules”), we issued a warrant to Hercules for the purchase of 65,000 shares of Series A 2005 Convertible Preferred Stock. The warrant was immediately exercisable on the date of issuance and expires at the earlier of five years from a qualifying initial public offering of our common stock or April 1, 2018. Upon the consummation of the IPO, the warrant became a warrant to purchase common stock. Pursuant to the terms of the warrant, the stock dividend we effected altered the number of shares issuable upon the exercise of the warrant and, as a result, 80,560 shares of common stock were issuable upon the exercise of the warrant. On April 12, 2012, Hercules exercised the warrant in full using the net issuance method permitted under its terms. As a result, we issued Hercules 63,193 shares of common stock. Also refer to Note 9 to our consolidated financial statements above.

Filing of S-8 Registration Statement

On April 30, 2012, we filed a registration statement on Form S-8 under the Securities Act with the SEC (the “S-8 Registration Statement”). The S-8 Registration Statement registered a total of 2,362,850 shares of common stock, which includes all shares issued or reserved for issuance under our 2004 Plan, certain non-plan options and our Omnibus Incentive Plan, which was established in February 2012 (see Note 11). Shares registered under the S-8 Registration Statement will generally be available for sale in the open market after the 180-day lock-up period, which began on March 27, 2012, the date of the final prospectus.

Exercise of Options

In April 2012, certain of our former employees and former directors exercised options for 342,105 shares of our common stock. As a result of these exercises, we received a total of approximately $1.8 million in proceeds.

Pay down of Credit Facility

In April 2012, we paid down the outstanding balance of $12.8 million of our credit facility.